Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary Of Premises And Equipment
A summary of premises and equipment and related accumulated depreciation is summarized as follows (in thousands):

	Estimated Useful Life	2014	2013

Land		$31,217	$31,499
Buildings and improvements	10 to 30 yrs.	85,403	85,879
Equipment	3 to 7 yrs.	37,051	39,418
		153,671	156,796
Less: accumulated depreciation		(75,683)	(74,248)
		$77,988	$82,548